UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Congress Street Fund

March 31, 2007

1.814642.102

CST-QTLY-0507

Investments March 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Idearc, Inc.	3,943	$ 138,399
The McClatchy Co. Class A	1,295	40,935
		179,334
CONSUMER STAPLES - 12.2%
Beverages - 5.5%
Anheuser-Busch Companies, Inc.	25,199	1,271,542
The Coca-Cola Co.	52,183	2,504,784
		3,776,326
Food Products - 0.2%
Del Monte Foods Co.	12,622	144,901
Household Products - 1.8%
Colgate-Palmolive Co.	18,241	1,218,316
Tobacco - 4.7%
Altria Group, Inc.	36,409	3,197,074
TOTAL CONSUMER STAPLES		8,336,617
ENERGY - 14.2%
Oil, Gas & Consumable Fuels - 14.2%
Chevron Corp.	41,316	3,055,731
Exxon Mobil Corp.	88,012	6,640,504
		9,696,235
FINANCIALS - 5.1%
Diversified Financial Services - 4.9%
Citigroup, Inc.	51,399	2,638,825
JPMorgan Chase & Co.	14,652	708,864
		3,347,689
Insurance - 0.2%
The Travelers Companies, Inc.	3,053	158,054
TOTAL FINANCIALS		3,505,743
HEALTH CARE - 16.7%
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	48,576	706,295
Pharmaceuticals - 15.7%
Eli Lilly & Co.	10,307	553,589
Johnson & Johnson	80,088	4,826,103
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	29,272	$ 1,292,944
Pfizer, Inc.	52,014	1,313,874
Wyeth	54,380	2,720,631
		10,707,141
TOTAL HEALTH CARE		11,413,436
INDUSTRIALS - 20.8%
Aerospace & Defense - 10.5%
The Boeing Co.	19,744	1,755,439
United Technologies Corp.	83,491	5,426,915
		7,182,354
Commercial Services & Supplies - 0.7%
Waste Management, Inc.	14,500	498,945
Industrial Conglomerates - 8.2%
General Electric Co.	158,200	5,593,952
Road & Rail - 1.4%
Union Pacific Corp.	9,660	980,973
TOTAL INDUSTRIALS		14,256,224
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 3.6%
Motorola, Inc.	138,934	2,454,964
Computers & Peripherals - 9.9%
Hewlett-Packard Co.	98,919	3,970,609
International Business Machines Corp.	29,934	2,821,579
		6,792,188
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	21,436	722,179
Semiconductors & Semiconductor Equipment - 1.6%
Intel Corp.	54,105	1,035,029
Verigy Ltd.	2,624	61,585
		1,096,614
Software - 1.0%
Microsoft Corp.	24,730	689,225
TOTAL INFORMATION TECHNOLOGY		11,755,170
Common Stocks - continued
	Shares	Value
MATERIALS - 4.0%
Chemicals - 1.7%
Eastman Chemical Co.	7,621	$ 482,638
Monsanto Co.	13,096	719,756
		1,202,394
Paper & Forest Products - 2.3%
International Paper Co.	42,596	1,550,494
TOTAL MATERIALS		2,752,888
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
Verizon Communications, Inc.	78,873	2,990,864
UTILITIES - 0.0%
Multi-Utilities - 0.0%
Consolidated Edison, Inc.	513	26,194
TOTAL COMMON STOCKS (Cost $13,756,221)		64,912,705
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 5.41% (b) (Cost $3,374,972)	3,374,972	3,374,972
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.14%, dated 3/30/07 due 4/2/07 (Collateralized by U.S. Treasury Obligations) # (Cost $35,000)	$ 35,015	35,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $17,166,193)		68,322,677
NET OTHER ASSETS - 0.2%		103,169
NET ASSETS - 100%		$ 68,425,846
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$35,000 due 4/02/07 at 5.14%
BNP Paribas Securities Corp.	$ 24,173
Bear Stearns & Co., Inc.	5,301
HSBC Securities (USA), Inc.	225
Merrill Lynch Government Securities, Inc.	5,301
$ 35,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 45,470
Income Tax Information

At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $17,166,192. Net unrealized appreciation aggregated $51,156,485, of which $52,635,568 related to appreciated investment securities and $1,479,083 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 29, 2007